Share based compensation - pricing assumptions (Details) - Options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	7 years	7 years	7 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 30.32	$ 37.65	$ 37.48
Expected volatility	33.60%	31.00%	32.80%
Risk free interest rate (per annum)	0.94%	1.16%	1.60%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 65.60	$ 42.08	$ 39.87
Expected volatility	37.80%	34.80%	35.00%
Risk free interest rate (per annum)	1.26%	1.69%	2.40%